Principal Accounting Policies - Sales taxes and surcharges (Details) ¥ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Sales taxes and related surcharges and other surcharges
Applicable rate of VAT (in percent)			6.00%	6.00%	6.00%	6.00%
Applicable tax rate of cultural development fee for net advertising revenues	1.50%	3.00%
Urban maintenance and construction tax rate (in percent)			7.00%	7.00%
Education surcharge rate(in percent)			3.00%	3.00%
Sales taxes and related surcharges and other surcharges			¥ 128.3	$ 18.4	¥ 127.6	¥ 133.2
Maximum
Sales taxes and related surcharges and other surcharges
Urban maintenance and construction tax rate (in percent)			5.00%	5.00%
Local education surcharge rate (in percent)			2.00%	2.00%
Minimum
Sales taxes and related surcharges and other surcharges
Urban maintenance and construction tax rate (in percent)			1.00%	1.00%
Local education surcharge rate (in percent)			1.00%	1.00%